FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Mar. 31, 2015
FAIR VALUE MEASUREMENTS
Schedule of outstanding foreign currency forward contracts
	As of March 31,
	2014	2015

Balance at beginning of year	$6,320	$6,377
Gain/(loss) from forward contracts	57	(8)
Settled	—	(6,369)

Balance at end of year	$6,377	$—

Schedule of assets that are measured at fair value on a recurring basis

	Fair Value Measurement at Reporting Date Using
	2014				2015
		Quoted				Quoted
		Prices in	Significant			Prices in	Significant
		Active Market	Other	Significant		Active Market	Other	Significant
	March 31,	for Identical	Observable	Unobservable	March 31,	for Identical	Observable	Unobservable
	2014	Assets	Inputs	Inputs	2015	Assets	Inputs	Inputs
		(Level 1)	(Level 2)	(Level 3)		(Level 1)	(Level 2)	(Level 3)
Foreign currency forward contracts	6,377	—	6,377	—	—	—	—	—

Outstanding on March 31 of year	$6,377	$—	$6,377	$—	$—	$—	$—	$—